Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Macro Agro SAU [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
The fair value of the assets identified and liabilities assumed as of the acquisition date is as follows:

Composition	Fair value recognized on acquisition
Assets
Cash and deposits in banks	136,878
Debt securities at fair value through profit or loss	2,825,884
Loans and other financing	395,457
Financial assets delivered as guarantee	5,441,660
Other financial assets	21,178,790
Property, plant and equipment	382,408
Intangible assets	85,009
Other non-financial assets	314,156

30,760,242

Liabilities
Other financial liabilities	20,985,968
Provisions	59,200
Current income tax liabilities	356,625
Deferred income tax liabilities	421,410
Other non-financial liabilities	5,833,124

27,656,327

Net assets acquired at fair value	3,103,915